Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000058323 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco India ETF — NAV Return
Accumulated Value	$ 10,000		$ 10,462	$ 13,022	$ 11,321	$ 13,003	$ 13,100	$ 18,818	$ 17,381	$ 18,658	$ 23,864	$ 23,539
MSCI India Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI India Index (Net)
Accumulated Value	10,000		10,399	12,811	11,221	13,179	12,844	19,294	17,965	18,712	24,828	24,536
Blended FTSE India Quality and Yield Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended - FTSE India Quality and Yield Select Index
Accumulated Value	$ 10,000		$ 10,509	$ 13,226	$ 11,687	$ 13,743	$ 14,042	$ 21,533	$ 19,984	$ 21,876	$ 29,738	$ 29,611